RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of amounts due from related parties

		As of October 31,
Name of Related Party	Nature	2025	2024

Gaga Gvenetadze	Payment on behalf of the Company*	$–	$14,000
Gaga Gvenetadze	Interest-free loan*	$–	$4,065
Irakli Gunia	Interest-free loan*	$–	$12,945
Ka Miew Hon	Payment on behalf of the Company	$10,577	$–
Wong Sze Chung	Payment on behalf of the Company	$37,154	$–
Total		$47,731	$31,010